Notes Payable (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of Notes Payable
Notes payable consists of the following:

	June 30, 2019	December 31, 2018
	(In millions)
99 Term Loan	$33.7	$36.1
99 Revolver	3.0	—
99 DLOC Loan	—	—
Margin Facility	150.0	—
Brasada Interstate Loans	11.7	11.7
Other	2.7	0.3
Notes payable, total	$201.1	$48.1
Less: Notes payable, current	5.9	5.9
Notes payable, long term	$195.2	$42.2

Gross Principal Maturities of Notes Payable	Gross principal maturities of notes payable at June 30, 2019 are as follows (in millions):

2019 (remaining)	$3.4
2020	6.9
2021	156.1
2022	6.1
2023	19.4
Thereafter	10.2
$202.1